NOTE 3 - DUE TO STOCKHOLDER	6 Months Ended
Apr. 30, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
NOTE 3 - DUE TO STOCKHOLDER

NOTE 3 – DUE TO STOCKHOLDER

The Company’s founder and stockholder advanced funds to the Company. These advances are non-interest bearing and are due on demand. The due to stockholder balance at April 30, 2013 was $14,050.